Expense Classification (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Functional Areas, Including Impact of Businesses Held for Sale Presented in Discontinued Operations

The impact within the functional areas, including the impact of the reclassification of AS to discontinued operations, is as follows for the years ended December 31, 2011, 2012, and 2013 as compared to the results included in the statements of comprehensive income included in the 2013 Annual Report on Form 10-K (in millions):

	Year Ended December 31, 2013
	As reported	Impact of discontinued operations	Impact of reclassification of IT and facilities costs	As revised
Cost of sales and direct operating (excluding depreciation)	$1,706	$(738)	$52	$1,020
Sales, marketing and administration	964	(223)	(98)	643
Product development and maintenance	366	(5)	46	407

Total functional expenses	$3,036	$(966)	$—	$2,070

	Year Ended December 31, 2012
	As reported	Impact of discontinued operations	Impact of reclassification of IT and facilities costs	As revised
Cost of sales and direct operating (excluding depreciation)	$1,712	$(713)	$64	$1,063
Sales, marketing and administration	996	(223)	(122)	651
Product development and maintenance	380	(5)	58	433

Total functional expenses	$3,088	$(941)	$—	$2,147

	Year Ended December 31, 2011
	As reported	Impact of discontinued operations	Impact of reclassification of IT and facilities costs	As revised
Cost of sales and direct operating (excluding depreciation)	$1,791	$(732)	$66	$1,125
Sales, marketing and administration	1,084	(236)	(113)	735
Product development and maintenance	414	(5)	47	456

Total functional expenses	$3,289	$(973)	$—	$2,316

Functional Expense Areas

The impact of this change within the functional areas, including the impact of discontinued operations, is as follows for the three months ended March 31, 2013 (in millions):

	Three Months Ended March 31, 2013
	As reported	Impact of discontinued operations	As reported —adjusted for discontinued operations	As reclassified	Change
Cost of sales and direct operating (excluding depreciation)	$437	$(190)	$247	$261	$14
Sales, marketing and administration	242	(61)	181	155	(26)
Product development and maintenance	100	(4)	96	108	12

Total functional expenses	$779	$(255)	$524	$524	$—